Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated income statements [Abstract]
Revenue	$ 465,747	$ 504,790
Other operating income	57,236	44,908
Employee benefit expenses	(24,333)	(10,777)
Depreciation, amortization, and impairment charges	(194,073)	(150,063)
Other operating expenses	(126,092)	(132,523)
Operating profit	178,485	256,335
Financial income	5,673	517
Financial expense	(210,113)	(210,532)
Net exchange differences	(1,176)	326
Other financial income/(expense), net	2,819	(211)
Financial expense, net	(202,797)	(209,900)
Share of profit/(loss) of associates carried under the equity method	1,591	3,352
Profit/(loss) before income tax	(22,721)	49,787
Income tax	(3,471)	(27,040)
Profit/(loss) for the period	(26,192)	22,747
(Loss)/Profit attributable to non-controlling interests	(1,979)	(5,791)
Profit/(loss) for the period attributable to the Company	$ (28,171)	$ 16,956
Weighted average number of ordinary shares outstanding (in shares)	101,602	100,516
Basic and diluted earnings per share (in dollars per share)	$ (0.28)	$ 0.17